Other disclosures	12 Months Ended
Dec. 31, 2017
Other disclosures [Abstract]
Other disclosures

45. Other disclosures

a) Guarantees and commitments

The Bank provides a variety of guarantees to its clients to improve their credit standing and allow them to compete The following table summarizes at December 31, 2017, 2016 and 2015 all of the guarantees.

As required, the “maximum potential amount of future payments” represents the notional amounts that could be considered as a loss if there were a total default by the guaranteed parties, without consideration of possible recoveries from collateral held or pledged, or recoveries under recourse provisions. There is no relationship between these amounts and probable losses on these guarantees. In fact, "maximum potential amount of future payments" significantly exceeds inherent losses.

Thousand of reais	2017	2016	2015

Maximum potential amount of future payments

Contingent liabilities
Guarantees and other sureties	40,729,544	32,629,975	42,836,334
Financial guarantees	37,007,057	24,475,507	41,183,159
Performance guarantees	486,091	532,232	521,373
Financial letters of credit	3,110,918	7,462,761	874,661
Other	125,478	159,475	257,141
Other contingent exposures	1,915,492	635,055	774,383
Documentary Credits	1,915,492	635,055	774,383
Total Contingent Liabilities	42,645,036	33,265,030	43,610,717

Commitments
Loan commitments draw able by third parties (1)	106,913,219	91,251,198	91,960,299
Total Commitments	106,913,219	91,251,198	91,960,299

Total	149,558,255	124,516,228	135,571,016

(1) Includes the approved limits and unused overdraft, credit card and others.

Financial guarantees are provided to Bank´s clients in respect of their obligations to third parties. The Bank has the right to seek reimbursement from the clients for any amount it shall have to pay under such guarantee. Additionally, the Bank may hold cash or other highly liquid collateral for these guarantees. These guarantees are subject to the same credit evaluation performed on the origination of loans.

The Bank´s expectation is that many of these guarantees to expire without the need of cash disbursement in advance. Therefore, in the ordinary course of business, the Bank expects that these guarantees will have virtually no impact on its liquidity.

Performance guarantees are issued to guaranteed clients obligations such as to make contractually specified investments, to supply specified products, commodities, or maintenance or warranty services to a third party, completion of projects in accordance with contract terms, etc. Financial standby letters of credit include guarantees of payment of loans, credit facilities, promissory notes and trade acceptances. The Bank always requires collateral to grant this kind of financial guarantees. In Documentary Credits, the Bank acts as a payment intermediary between trading companies located in different countries (import-export transactions). Under a documentary credit transaction, the parties involved deal with the documents rather than the commodities to which the documents may relate. Usually the traded commodities are used as collateral to the transaction and the Bank may provide some credit facilities. Loan commitments draw able by third parties include mostly credit card lines and commercial commitments. Credit card lines are unconditionally cancelable by the issuer. Commercial commitments are mostly 1 year facilities subject to information requirements to be provided by Banks´s clients.

The risk criteria followed to issue all kinds of guarantees, financial standby letters of credit, documentary credits and any risks of signature are in general the same as those used for other products of credit risk, and therefore subject to the same admission and monitoring standards. The guarantees granted on behalf of Bank´s clients are subject to the same credit quality review process as any other risk product. On a regular basis, at least once a year, the solvency of the mentioned clients is checked as well as the probability of those guarantees to be executed. In case that any doubt on the client's solvency may arise we create allowances with charge to net income, by the amount of the inherent losses even if there is no claim to us.

The provision for losses on the non-recovery guarantees and other securities (Note 10.c) is recorded as "Impairment losses on financial assets (net)” on consolidated income statement and its calculation is described in note 2.i.

Additionally, the liability recognized as deferred revenue for the premium received for providing the above guarantees, which is being amortized into income over the life of the related guarantees is R$446,143 (2016 - R$476,564 and 2015 - R$385,169).

b) Off-balance funds under management

Banco Santander has under its management investment funds for which it does not hold any substantial participation interests and does not act as principal over the funds, and it does not own any shares of such funds. Based on the contractual relationship governing the management of such funds, third parties who hold the participation interests in such funds are those who are exposed to, or have rights, to variable returns and have the ability to affect those returns through power over the fund. Moreover, though Santander Brasil acts as fund manager, in analyzing the fund manager's remuneration regime, the remuneration regime is proportionate to the service rendered, and therefore does not create exposure of such importance to indicate that the fund manager is acting as the principal (Note 2.w).

The funds managed by Banco Santander not recorded in the balance sheet are as follows:

Thousand of reais	2017	2016	2015

Funds under management	1,747,623	1,533,620	2,542,286
Total	1,747,623	1,533,620	2,542,286

c) Third-party securities held in custody

On December 31, 2017, the Bank held in custody debt securities and equity instruments totaling R$40,459,429 (2016 - R$27,772,714 and 2015 - R$38,412,152) entrusted to it by third parties.

d) Residual maturity

The breakdown, by maturity, of the balances of certain items in the consolidated balance sheets is as follows:

	2017
	Thousand of reais
	On	Up to	3 to	1 to	3 to	After 5	Total
	Demand	3 Months	12 Months	3 Years	5 Years	Years
Assets:
Cash and balances with the Brazilian Central Bank	67,033,452	15,071,095	18,761,534	-	-	-	100,866,081
Debt instruments (2)	609,220	1,887,278	21,978,394	31,669,850	19,379,308	45,731,067	121,255,117
Equity instruments	66,187	124,304	305,073	842,090	-	292,121	1,629,775
Loans and amounts due from credit institutions	18,709,969	1,753,197	182,721	10,382,061	18,166	1,253,981	32,300,095
Loans and advances to customer	31,065,824	70,301,530	61,286,539	63,375,203	17,796,364	28,594,697	272,420,157
Loans and Receivables - Debt instruments	933,175	476,158	3,520,401	7,444,943	3,911,776	1,330,062	17,616,515
Investments Held-to-Maturity	-	-	-	474,193	1,169,450	8,570,811	10,214,454
Derivatives	-	426,577	1,034,248	9,470,073	4,357,636	1,974,354	17,262,888
Total	117,202,705	109,470,965	106,570,400	104,991,929	46,209,872	89,119,211	573,565,082

	2017
	Thousand of reais
	On	Up to	3 to	1 to	3 to	After 5	Total
	Demand	3 Months	12 Months	3 Years	5 Years	Years
Liabilities:
Financial liabilities at amortized cost:
Deposits from credit institutions(1)	394,396	21,636,392	44,696,680	6,797,838	2,717,941	3,131,438	79,374,685
Customer deposits(1)	64,512,105	103,511,031	48,339,761	42,494,421	17,176,009	8,814	276,042,141
Marketable debt securities (1)	-	14,315,305	35,636,549	17,923,372	1,491,866	879,920	70,247,012
Subordinated liabilities	-	-	519,230	-	-	-	519,230
Debt Instruments Eligible to Compose Capital	-	114,104	-	-	-	8,322,797	8,436,901
Other financial liabilities	11,710,943	30,985,465	1,537,689	26,638	-	-	44,260,735
Financial liabilities held for trading:
Short positions	-	-	466,000	8,960,806	7,476,079	15,905,507	32,808,392
Derivatives	-	769,619	975,945	8,244,193	4,239,198	2,448,531	16,677,486
Total	76,617,444	171,331,916	132,171,854	84,447,268	33,101,093	30,697,007	528,366,582
Difference (assets less liabilities)	40,585,261	-61,860,951	(25,601,454)	20,544,661	13,108,779	58,422,204	45,198,500

	2016
	Thousand of reais
	On	Up to	3 to	1 to	3 to	After 5	Total
	Demand	3 Months	12 Months	3 Years	5 Years	Years
Assets:
Cash and balances with the Brazilian Central Bank	14,917,634	42,538,383	3,833,431	-	-	49,315,463	110,604,911
Debt instruments	-	21,709,350	10,136,133	26,674,215	28,135,295	30,838,274	117,493,267
Equity instruments	593,594	48,054	252,087	486,408	21,313	1,024,933	2,426,389
Loans and amounts due from credit institutions	13,614,198	2,849,696	923,308	532,399	34,458	9,808,414	27,762,473
Loans and advances to customer	30,408,851	68,218,474	60,047,442	54,558,381	17,357,244	21,412,382	252,002,774
Loans and Receivables - Debt instruments	822,874	1,287,372	2,960,099	5,044,803	4,472,758	1,695,353	16,283,259
Investments Held-to-Maturity	-	-	12,378	371,621	1,173,360	8,491,402	10,048,761
Derivatives	620,422	9,209,421	3,571,126	3,813,687	5,481,210	2,007,107	24,702,973
Total	60,977,573	145,860,750	81,736,004	91,481,514	56,675,638	124,593,328	561,324,807

Liabilities:
Financial liabilities at amortized cost:
Deposits from credit institutions(1)	770,467	40,581,025	23,315,006	8,215,378	2,818,095	2,934,101	78,634,072
Customer deposits(1)	60,919,032	64,154,475	68,505,808	39,630,274	14,003,821	231,767	247,445,177
Marketable debt securities(1)	-	21,833,927	56,637,880	20,620,077	312,143	438,928	99,842,955
Subordinated liabilities	-	-	-	466,246	-	-	466,246
Debt Instruments Eligible to Compose Capital	-	113,995	-	-	-	8,197,923	8,311,918
Other financial liabilities	3,004,041	33,559,710	356	7,992	-	307,000	36,879,099
Financial liabilities held for trading:
Short positions	-	743	2,887,723	8,333,584	3,344,083	17,128,136	31,694,269
Derivatives	333,287	8,052,349	2,506,131	2,523,506	5,376,180	1,445,162	20,236,615
Total	65,026,827	168,296,224	153,852,904	79,797,057	25,854,322	30,683,017	523,510,351
Difference (assets less liabilities)	(4,049,254)	-22,435,474	(72,116,900)	11,684,457	30,821,316	93,910,311	37,814,456

	2015
	Thousand of reais
	On	Up to	3 to	1 to	3 to	After 5	Total
	Demand	3 Months	12 Months	3 Years	5 Years	Years
Assets:
Cash and balances with the Brazilian Central Bank	57,826,436	26,530,459	4,786,458	-	-	-	89,143,353
Debt instruments	109,808	5,094,088	11,456,643	20,707,957	14,821,110	53,426,537	105,616,143
Equity instruments	2,140,969	-	-	-	-	-	2,140,969
Loans and amounts due from credit institutions	29,064,151	781,340	1,298,609	2,448,123	133,299	8,697,116	42,422,638
Loans and advances to customer	22,662,559	73,674,326	59,527,021	54,371,603	18,227,451	23,570,489	252,033,449
Total	111,803,923	106,080,213	77,068,731	77,527,683	33,181,860	85,694,142	491,356,552

Liabilities:
Financial liabilities at amortized cost:	-	-	-	-	-	-	-
Deposits from credit institutions(1)	943,539	29,303,606	24,374,967	8,819,650	3,346,250	2,663,486	69,451,498
Customer deposits(1)	52,009,232	74,456,462	39,245,968	62,868,721	14,305,045	157,444	243,042,872
Marketable debt securities(1)	-	16,639,669	26,833,967	50,815,528	298,178	70,958	94,658,300
Subordinated liabilities	-	-	7,685,328	411,976	-	-	8,097,304
Debt Instruments Eligible to Compose Capital	-	-	-	-	-	9,959,037	9,959,037
Other financial liabilities	199,805	30,095,592	1,438,386	31,862	-	307,000	32,072,645
Financial liabilities held for trading:
Short positions	-	-	-	2,865,813	7,915,932	9,265,886	20,047,631
Derivatives	5,600	2,666,788	1,863,221	2,953,682	2,122,437	12,728,409	22,340,137
Total	53,158,176	153,162,117	101,441,837	128,767,232	27,987,842	35,152,220	499,669,424
Difference (assets less liabilities)	58,645,747	-47,081,904	(24,373,106)	-51,239,549	5,194,018	50,541,922	(8,312,872)

(1) Includes obligations which may be subject to early payment, being: demand and time deposits, repurchase agreements with clients, LCI and LCA.

(2) In 2015, includes Held to maturity investments.

e) Equivalent value in Reais of assets and liabilities

The main foreign currency balances in the consolidated financial statements, based on the nature of the related items, are as follows:

Equivalent Value in Thousand of Reais	2017		2016		2015
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities

Cash and balances with the Brazilian Central Bank	126,022	-	174,605	-	230,881	-
Financial assets/liabilities held for trading	626,101	2,982,336	402,186	371,100	2,109,665	2,276,540
Financial assets - available-for-sale	11,665,952	-	9,787,622	-	4,142,821	-
Loans and receivables	18,703,454	-	28,061,831	-	36,418,917	-
Financial liabilities at amortized cost	-	36,306,000	-	39,465,409	-	58,294,796
Total	31,121,529	39,288,336	38,426,244	39,836,509	42,902,284	60,571,336

f) Other Obligations

The Banco Santander rents properties, mainly used for branches, based on a standard contract which may be cancelled at its own criterion and includes the right to opt for renewals and adjustment clauses. The leases are classified as operating leases.

The total of the future minimum payments of non-cancellable operating leases is shown below:

	2017	2016	2015

Up to 1 Year	624,424	646,804	640,132
Between1 to 5 Years	1,545,101	1,789,670	1,873,889
More than 5 Years	288,420	496,802	685,090
Total	2,457,945	2,933,276	3,199,111

Additionally, Banco Santander has contracts for a matures indeterminate, totaling R$934 (2016 - R$1,013 and 2015 - R$696) monthly rent corresponding to the contracts with this feature. Payment of operating leases recognized as expenses in 2017 fiscal year were R$655,949 (2016 - R$663,801 and 2015 - R$659,332).

Monthly rental contracts will be adjusted on an annual basis, as per prevailing legislation, at Índice Geral de Preços do Mercado (IGPM) variation. The lessee is entitled to unilaterally rescind the agreement, at any time, as contractual clauses and legislation.

g) Contingent assets

On December 31, 2017, 2016 and 2015 no contingent assets were recorded.